Consolidated Statements Of Changes In Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive income	Statutory reserve	Retained earnings	Equity attributable to China Techfaith Wireless Communication Technology Limited Shareholders	Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2012		794,003,193
Beginning Balance at Dec. 31, 2012	$ 331,689	$ 16	$ 142,837	$ 46,822	$ 23,137	$ 93,472	$ 306,284	$ 25,405
Foreign currency translation adjustments	9,892			9,019			9,019	873
Share-based compensation	1,246		1,246				1,246
Net (loss) income	(2,971)					(2,470)	(2,470)	(501)
Provision for statutory reserve					593	(593)
Capital contribution by noncontrolling shareholders	8,120							8,120
Ending Balance (in shares) at Dec. 31, 2013		794,003,193
Ending Balance at Dec. 31, 2013	347,976	$ 16	144,083	55,841	23,730	90,409	314,079	33,897
Foreign currency translation adjustments	(8,614)			(7,773)			(7,773)	(841)
Share-based compensation	753		753				753
Net (loss) income	(15,068)					(13,431)	(13,431)	(1,637)
Provision for statutory reserve					25	(25)
Capital contribution by noncontrolling shareholders	3,197							3,197
Ending Balance (in shares) at Dec. 31, 2014		794,003,193
Ending Balance at Dec. 31, 2014	328,244	$ 16	144,836	48,068	23,755	76,953	293,628	34,616
Foreign currency translation adjustments	(13,695)			(12,490)			(12,490)	(1,205)
Net (loss) income	(13,097)					(12,805)	(12,805)	(292)
Provision for statutory reserve					(1,497)	1,497
Capital withdrawn by a noncontrolling shareholder	(8,120)							(8,120)
Ending Balance (in shares) at Dec. 31, 2015		794,003,193
Ending Balance at Dec. 31, 2015	$ 293,332	$ 16	$ 144,836	$ 35,578	$ 22,258	$ 65,645	$ 268,333	$ 24,999